Post-employment benefits - Pension Plan Assets (Details) - EUR (€) € / shares in Units, € in Millions	Dec. 31, 2023	Dec. 31, 2022
Equity securities:
Equity securities	€ 154	€ 185
Fixed-income securities:
Cash and other short-term investments	25	28
Other investments:
Real estate funds	255	274
Insurance contracts	463	207
Investment funds	77	76
Derivatives	12	6
Total	€ 1,532	1,524
Short-term investments, fair value per unit (in Euro per unit)	€ 1.00
GB
Other investments:
Total	€ 931	952
Rest of world
Other investments:
Total	601	572
Investments quoted in active markets | GB
Equity securities:
Equity securities	0	0
Fixed-income securities:
Cash and other short-term investments	19	23
Other investments:
Real estate funds	21	43
Insurance contracts	0	0
Investment funds	0	0
Derivatives	7	5
Total	934	1,202
Investments quoted in active markets | Rest of world
Equity securities:
Equity securities	154	185
Fixed-income securities:
Cash and other short-term investments	6	5
Other investments:
Real estate funds	26	15
Insurance contracts	0	0
Investment funds	0	5
Derivatives	0	0
Total	321	294
Unquoted investments | GB
Equity securities:
Equity securities	0	0
Fixed-income securities:
Cash and other short-term investments	0	0
Other investments:
Real estate funds	208	216
Insurance contracts	260	0
Investment funds	0	0
Derivatives	5	1
Total	(3)	(250)
Unquoted investments | Rest of world
Equity securities:
Equity securities	0	0
Fixed-income securities:
Cash and other short-term investments	0	0
Other investments:
Real estate funds	0	0
Insurance contracts	203	207
Investment funds	77	71
Derivatives	0	0
Total	280	278
Corporate bonds and notes
Fixed-income securities:
Fixed-income securities	211	56
Corporate bonds and notes | Investments quoted in active markets | GB
Fixed-income securities:
Fixed-income securities	117	0
Corporate bonds and notes | Investments quoted in active markets | Rest of world
Fixed-income securities:
Fixed-income securities	94	56
Corporate bonds and notes | Unquoted investments | GB
Fixed-income securities:
Fixed-income securities	0	0
Corporate bonds and notes | Unquoted investments | Rest of world
Fixed-income securities:
Fixed-income securities	0	0
Government bonds
Fixed-income securities:
Fixed-income securities	335	692
Government bonds | Investments quoted in active markets | GB
Fixed-income securities:
Fixed-income securities	770	1,131
Government bonds | Investments quoted in active markets | Rest of world
Fixed-income securities:
Fixed-income securities	41	28
Government bonds | Unquoted investments | GB
Fixed-income securities:
Fixed-income securities	(476)	(467)
Government bonds | Unquoted investments | Rest of world
Fixed-income securities:
Fixed-income securities	€ 0	€ 0